Other investments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other investments
Other investments	8,613	10,329
Reclassified amount from non-marketable equity securities to equity method investments, adoption of ASU 2013-8	1,033
Equity method investments
Other investments
Other investments	3,453	2,043
Non-marketable equity securities
Other investments
Other investments	2,717	6,032
Real estate held for investment
Other investments
Other investments	547	600
Accumulated depreciation, real estate held for investment	354	340	330
Impairment charges	10	48	13
Life finance instruments
Other investments
Other investments	1,896	1,654
Bank
Other investments
Other investments	8,467	10,207
Reclassified amount from non-marketable equity securities to equity method investments, adoption of ASU 2013-8	1,033
Bank | Equity method investments
Other investments
Other investments	3,397	2,008
Bank | Non-marketable equity securities
Other investments
Other investments	2,667	5,988
Bank | Real estate held for investment
Other investments
Other investments	507	557
Accumulated depreciation, real estate held for investment	304	289	280
Impairment charges	10	48	13
Bank | Life finance instruments
Other investments
Other investments	1,896	1,654